Financial instrument (Details) - EUR (€) € in Thousands	Sep. 30, 2018	Dec. 31, 2017
Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	€ 16,255
Financial liabilities, at fair value	15,082
Non-current long term debt | Level Two | Fair value
Financial instruments
Financial liabilities, at fair value		€ 15,119
Non-current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	15,082
Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	79
Financial liabilities, at fair value	76
Non-current finance lease obligation | Level Two | Fair value
Financial instruments
Financial liabilities, at fair value		163
Non-current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	76
Current bank overdraft | Fair value
Financial instruments
Financial liabilities, at fair value		58
Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	810
Financial liabilities, at fair value	803
Current long term debt | Level Two | Fair value
Financial instruments
Financial liabilities, at fair value		787
Current long term debt | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	803
Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	130
Financial liabilities, at fair value	128
Current finance lease obligation | Level Two | Fair value
Financial instruments
Financial liabilities, at fair value		310
Current finance lease obligation | Level Two | Not measured at fair value
Financial instruments
Financial liabilities, at fair value	128
Current trade payables | Not measured at fair value
Financial instruments
Financial liabilities	3,250
Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	263
Financial assets, at fair value	263
Non-current derivative financial instruments | Level Two | Fair value
Financial instruments
Financial assets, at fair value	263	352
Non-current equity securities | Fair value
Financial instruments
Financial assets	5
Financial assets, at fair value	5
Non-current equity securities | Level Three | Fair value
Financial instruments
Financial assets, at fair value	5	5
Current bond funds | Fair value
Financial instruments
Financial assets	9,934
Financial assets, at fair value	9,934
Current bond funds | Level One | Fair value
Financial instruments
Financial assets, at fair value	9,934	14,044
Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	3,101
Financial assets, at fair value	3,101
Current cash and cash equivalents | Level One | Fair value
Financial instruments
Financial assets, at fair value		7,569
Current cash and cash equivalents | Level One | Not measured at fair value
Financial instruments
Financial assets, at fair value	3,101
Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	4,727
Financial liabilities measured at amortized cost | Non-current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	16,255
Financial liabilities measured at amortized cost | Non-current long term debt | Level Two
Financial instruments
Financial liabilities		16,242
Financial liabilities measured at amortized cost | Non-current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	79
Financial liabilities measured at amortized cost | Non-current finance lease obligation | Level Two
Financial instruments
Financial liabilities		171
Financial liabilities measured at amortized cost | Current bank overdraft
Financial instruments
Financial liabilities		58
Financial liabilities measured at amortized cost | Current long term debt | Not measured at fair value
Financial instruments
Financial liabilities	810
Financial liabilities measured at amortized cost | Current long term debt | Level Two
Financial instruments
Financial liabilities		796
Financial liabilities measured at amortized cost | Current finance lease obligation | Not measured at fair value
Financial instruments
Financial liabilities	130
Financial liabilities measured at amortized cost | Current finance lease obligation | Level Two
Financial instruments
Financial liabilities		308
Financial liabilities measured at amortized cost | Current trade payables | Not measured at fair value
Financial instruments
Financial liabilities	3,250
FVTPL | Non-current derivative financial instruments | Fair value
Financial instruments
Financial assets	263
FVOCI | Non-current equity securities | Fair value
Financial instruments
Financial assets	5
FVOCI | Current bond funds | Fair value
Financial instruments
Financial assets	9,934
Assets at amortised cost | Current cash and cash equivalents | Not measured at fair value
Financial instruments
Financial assets	3,101
Assets at amortised cost | Trade and other receivables | Not measured at fair value
Financial instruments
Financial assets	€ 4,727
A financial asset or financial liability at fair value through profit or loss | Non-current derivative financial instruments | Level Two
Financial instruments
Financial assets		352
Available-for-sale financial assets | Non-current equity securities | Level Three
Financial instruments
Financial assets		5
Available-for-sale financial assets | Current bond funds | Level One
Financial instruments
Financial assets		14,044
Loans and receivables | Current cash and cash equivalents | Level One
Financial instruments
Financial assets		€ 7,569